Variable Portfolio – Partners Small Cap Value Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 0.6%
Media 0.6%
John Wiley & Sons, Inc., Class A	67,072	2,714,404
Total Communication Services		2,714,404
Consumer Discretionary 10.2%
Automobile Components 1.3%
Gentherm, Inc.(a)	42,314	1,441,215
Goodyear Tire & Rubber Co. (The)(a)	325,806	2,437,029
Modine Manufacturing Co.(a)	10,817	1,537,744
Total		5,415,988
Automobiles 0.2%
Winnebago Industries, Inc.	31,521	1,054,062
Diversified Consumer Services 0.6%
Laureate Education, Inc., Class A(a)	81,290	2,563,887
Hotels, Restaurants & Leisure 1.8%
Cracker Barrel Old Country Store, Inc.	20,774	915,302
El Pollo Loco Holdings, Inc.(a)	89,828	871,332
Golden Entertainment, Inc.	30,237	712,988
Papa John’s International, Inc.	105,007	5,056,087
Total		7,555,709
Household Durables 1.8%
La-Z-Boy, Inc.	48,848	1,676,463
Taylor Morrison Home Corp., Class A(a)	49,629	3,276,010
Tri Pointe Homes, Inc.(a)	72,753	2,471,420
Total		7,423,893
Leisure Products 0.3%
YETI Holdings, Inc.(a)	39,054	1,295,812
Specialty Retail 1.6%
Advance Auto Parts, Inc.	58,007	3,561,630
American Eagle Outfitters, Inc.	118,638	2,029,896
Monro, Inc.	51,577	926,839
Total		6,518,365
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 2.6%
Capri Holdings Ltd.(a)	114,807	2,286,955
Steven Madden Ltd.	55,543	1,859,580
VF Corp.	451,299	6,512,245
Total		10,658,780
Total Consumer Discretionary		42,486,496
Consumer Staples 0.8%
Household Products 0.5%
Central Garden & Pet Co., Class A(a)	67,878	2,004,437
Personal Care Products 0.3%
Edgewell Personal Care Co.	56,396	1,148,223
Total Consumer Staples		3,152,660
Energy 4.0%
Energy Equipment & Services 1.2%
Expro Group Holdings NV(a)	179,571	2,133,303
Helmerich & Payne, Inc.	56,885	1,256,590
Innovex International, Inc.(a)	50,743	940,775
Valaris Ltd.(a)	18,305	892,735
Total		5,223,403
Oil, Gas & Consumable Fuels 2.8%
Crescent Energy Co., Class A	236,864	2,112,827
Gulfport Energy Corp.(a)	16,306	2,951,060
Matador Resources Co.	35,068	1,575,605
Murphy Oil Corp.	98,415	2,795,970
PBF Energy, Inc., Class A	71,212	2,148,466
Total		11,583,928
Total Energy		16,807,331
Financials 22.4%
Banks 19.0%
Ameris Bancorp	92,090	6,751,118
Atlantic Union Bankshares Corp.	78,756	2,779,299
Banc of California, Inc.	163,528	2,706,388
Cadence Bank	144,841	5,437,331
Columbia Banking System, Inc.	156,396	4,025,633
Community Financial System, Inc.	40,336	2,365,303
Eastern Bankshares, Inc.	159,180	2,889,117

Variable Portfolio – Partners Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Enterprise Financial Services Corp.	44,371	2,572,631
First BanCorp	51,068	2,700,987
First Merchants Corp.	64,840	2,444,468
Glacier Bancorp, Inc.	48,486	2,359,814
Hancock Whitney Corp.	88,491	5,540,421
National Bank Holdings Corp., Class A	81,816	3,161,370
Old National Bancorp	132,220	2,902,229
Peoples Bancorp, Inc.	21,912	657,141
Renasant Corp.	66,214	2,442,634
Seacoast Banking Corp. of Florida	211,150	6,425,294
Southstate Bank Corp.	24,017	2,374,561
Stellar Bancorp, Inc.	88,999	2,700,230
Texas Capital Bancshares, Inc.(a)	74,471	6,295,034
UMB Financial Corp.	19,037	2,253,029
United Community Banks, Inc.	63,627	1,994,706
WaFd, Inc.	84,637	2,563,655
WesBanco, Inc.	84,549	2,699,650
Total		79,042,043
Capital Markets 2.1%
Acadian Asset Management, Inc.	21,656	1,042,953
DigitalBridge Group, Inc.	467,256	5,466,895
Perella Weinberg Partners	107,730	2,296,804
Total		8,806,652
Financial Services 0.3%
MGIC Investment Corp.	39,781	1,128,587
Insurance 1.0%
Hanover Insurance Group, Inc. (The)	10,878	1,975,771
Selective Insurance Group, Inc.	30,126	2,442,315
Total		4,418,086
Total Financials		93,395,368
Health Care 6.1%
Biotechnology 0.8%
BioCryst Pharmaceuticals, Inc.(a)	97,349	738,879
Galapagos NV, ADR(a)	48,609	1,683,816
Geron Corp.(a)	695,620	952,999
Total		3,375,694
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.5%
Angiodynamics, Inc.(a)	126,902	1,417,495
Haemonetics Corp.(a)	35,887	1,749,132
ICU Medical, Inc.(a)	45,289	5,432,868
Lantheus Holdings, Inc.(a)	44,057	2,259,684
QuidelOrtho Corp.(a)	118,953	3,503,166
Total		14,362,345
Health Care Providers & Services 1.2%
AdaptHealth Corp.(a)	378,071	3,383,735
NeoGenomics, Inc.(a)	207,841	1,604,533
Total		4,988,268
Pharmaceuticals 0.6%
ANI Pharmaceuticals, Inc.(a)	26,893	2,463,399
Total Health Care		25,189,706
Industrials 22.0%
Aerospace & Defense 1.6%
AAR Corp.(a)	15,141	1,357,694
Mercury Systems, Inc.(a)	67,776	5,245,862
Total		6,603,556
Air Freight & Logistics 0.8%
GXO Logistics, Inc.(a)	25,879	1,368,740
HUB Group, Inc., Class A	53,065	1,827,559
Total		3,196,299
Building Products 4.6%
Apogee Enterprises, Inc.	80,998	3,529,083
Armstrong World Industries, Inc.	10,230	2,005,182
AZZ, Inc.	37,928	4,139,083
Gibraltar Industries, Inc.(a)	27,186	1,707,281
Hayward Holdings, Inc.(a)	154,797	2,340,531
Janus International Group, Inc.(a)	212,601	2,098,372
Quanex Building Products Corp.	106,107	1,508,841
Tecnoglass, Inc.	29,486	1,972,908
Total		19,301,281
Commercial Services & Supplies 1.7%
ABM Industries, Inc.	52,032	2,399,716
Brady Corp., Class A	29,905	2,333,487
OPENLANE, Inc.(a)	85,318	2,455,452
Total		7,188,655
Variable Portfolio – Partners Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 1.9%
Granite Construction, Inc.	17,982	1,971,726
Valmont Industries, Inc.	15,697	6,086,198
Total		8,057,924
Electrical Equipment 1.5%
EnerSys	36,364	4,107,678
Thermon(a)	75,242	2,010,466
Total		6,118,144
Ground Transportation 0.6%
ArcBest Corp.	16,029	1,119,946
Knight-Swift Transportation Holdings, Inc.	38,840	1,534,569
Total		2,654,515
Machinery 3.8%
Albany International Corp., Class A	40,817	2,175,546
Astec Industries, Inc.	18,845	907,010
Atmus Filtration Technologies, Inc.	57,284	2,582,935
Columbus McKinnon Corp.	54,513	781,716
Enerpac Tool Group Corp.	25,519	1,046,279
ESCO Technologies, Inc.	8,280	1,747,991
Franklin Electric Co., Inc.	25,739	2,450,353
REV Group, Inc.	58,131	3,294,284
Timken Co. (The)	10,874	817,507
Total		15,803,621
Marine Transportation 0.8%
Kirby Corp.(a)	25,425	2,121,716
Matson, Inc.	13,586	1,339,444
Total		3,461,160
Passenger Airlines 0.5%
Alaska Air Group, Inc.(a)	44,690	2,224,668
Professional Services 3.1%
CSG Systems International, Inc.	29,998	1,931,271
Huron Consulting Group, Inc.(a)	16,484	2,419,357
Korn/Ferry International	30,245	2,116,545
MAXIMUS, Inc.	26,372	2,409,609
TriNet Group, Inc.	33,992	2,273,725
Verra Mobility Corp.(a)	68,091	1,681,848
Total		12,832,355
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.1%
Air Lease Corp.	26,637	1,695,445
Rush Enterprises, Inc., Class A	30,610	1,636,717
Titan Machinery, Inc.(a)	59,144	990,070
Total		4,322,232
Total Industrials		91,764,410
Information Technology 14.1%
Communications Equipment 1.4%
ADTRAN Holdings, Inc.(a)	210,061	1,970,372
Extreme Networks, Inc.(a)	103,748	2,142,396
Viavi Solutions, Inc.(a)	149,271	1,894,249
Total		6,007,017
Electronic Equipment, Instruments & Components 5.4%
Avnet, Inc.	45,308	2,368,702
Belden, Inc.	45,041	5,417,081
Frequency Electronics, Inc.(a)	26,652	903,770
Knowles Corp.(a)	118,755	2,768,179
Littelfuse, Inc.	16,374	4,241,030
Rogers Corp.(a)	14,281	1,149,049
Sanmina Corp.(a)	24,875	2,863,361
Vishay Intertechnology, Inc.	134,229	2,053,704
Vishay Precision Group, Inc.(a)	16,345	523,857
Total		22,288,733
Semiconductors & Semiconductor Equipment 5.9%
Allegro MicroSystems, Inc.(a)	90,189	2,633,519
Ambarella, Inc.(a)	30,029	2,477,993
Amkor Technology, Inc.	47,408	1,346,387
Axcelis Technologies, Inc.(a)	5,949	580,860
Diodes, Inc.(a)	39,776	2,116,481
Kulicke & Soffa Industries, Inc.	53,576	2,177,329
Onto Innovation, Inc.(a)	16,250	2,099,825
Rambus, Inc.(a)	20,291	2,114,322
Synaptics, Inc.(a)	40,581	2,773,306
Tower Semiconductor Ltd.(a)	53,853	3,893,572
Universal Display Corp.	9,843	1,413,750
Veeco Instruments, Inc.(a)	34,541	1,051,083
Total		24,678,427

Variable Portfolio – Partners Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.4%
Cognyte Software Ltd.(a)	103,256	867,350
Five9, Inc.(a)	35,083	849,009
Progress Software Corp.(a)	64,896	2,850,881
Verint Systems, Inc.(a)	61,320	1,241,730
Total		5,808,970
Total Information Technology		58,783,147
Materials 7.7%
Chemicals 2.9%
Ecovyst, Inc.(a)	231,589	2,028,719
Element Solutions, Inc.	85,234	2,145,340
Ingevity Corp.(a)	99,117	5,470,267
Sensient Technologies Corp.	25,862	2,427,149
Total		12,071,475
Containers & Packaging 2.0%
Greif, Inc., Class A	24,207	1,446,611
O-I Glass, Inc.(a)	241,636	3,134,019
Silgan Holdings, Inc.	86,922	3,738,515
Total		8,319,145
Metals & Mining 2.8%
Alamos Gold, Inc., Class A	117,006	4,078,829
Commercial Metals Co.	43,464	2,489,618
IAMGOLD Corp.(a)	103,419	1,337,207
MP Materials Corp.(a)	38,153	2,558,922
United States Antimony Corp.(a)	186,934	1,158,991
Total		11,623,567
Total Materials		32,014,187
Real Estate 6.7%
Health Care REITs 1.5%
CareTrust REIT, Inc.	122,249	4,239,595
Sila Realty Trust, Inc.	83,090	2,085,559
Total		6,325,154
Hotel & Resort REITs 0.7%
Pebblebrook Hotel Trust	138,245	1,574,611
Sunstone Hotel Investors, Inc.	152,514	1,429,056
Total		3,003,667
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 1.4%
LXP Industrial Trust	256,312	2,296,555
STAG Industrial, Inc.	59,233	2,090,333
Terreno Realty Corp.	21,967	1,246,627
Total		5,633,515
Office REITs 0.6%
Empire State Realty Trust, Inc., Class A	349,378	2,676,235
Residential REITs 1.0%
Elme Communities	123,118	2,075,770
UMH Properties, Inc.	127,279	1,890,093
Total		3,965,863
Retail REITs 1.0%
Kite Realty Group Trust	108,107	2,410,786
NetSTREIT Corp.	87,209	1,574,995
Total		3,985,781
Specialized REITs 0.5%
Four Corners Property Trust, Inc.	88,840	2,167,696
Total Real Estate		27,757,911
Utilities 3.1%
Electric Utilities 1.7%
IDACORP, Inc.	18,653	2,464,994
OGE Energy Corp.	41,091	1,901,281
TXNM Energy, Inc.	48,973	2,769,423
Total		7,135,698
Gas Utilities 0.9%
New Jersey Resources Corp.	27,166	1,308,043
Spire, Inc.	28,639	2,334,651
Total		3,642,694
Multi-Utilities 0.5%
Northwestern Energy Group, Inc.	35,026	2,052,874
Total Utilities		12,831,266
Total Common Stocks (Cost $372,783,653)		406,896,886

Variable Portfolio – Partners Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2025 (Unaudited)
Rights 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
Aduro Biotech CVR(a),(b),(c),(d)	4,550	2,230
Total Health Care		2,230
Total Rights (Cost $—)		2,230

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(e),(f)	9,048,128	9,045,414
Total Money Market Funds (Cost $9,045,517)		9,045,414
Total Investments in Securities (Cost: $381,829,170)		415,944,530
Other Assets & Liabilities, Net		231,062
Net Assets		416,175,592
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2025, the total value of these securities amounted to $2,230, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2025, the total market value of these securities amounted to $2,230, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Aduro Biotech CVR	10/21/2021	4,550	—	2,230

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	5,751,113	51,788,772	(48,494,336)	(135)	9,045,414	(494)	356,560	9,048,128
Abbreviation Legend
ADR	American Depositary Receipt
CVR	Contingent Value Rights
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Partners Small Cap Value Fund  | 2025

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